UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.0%
France - 4.7%
Sanofi	92,304	[a]	8,020,876
Television Francaise 1	386,606	[a,b]	3,140,118
Total	134,034		7,354,816
			18,515,810
Germany - 1.8%
Bayer	93,386	[a]	7,075,116
Hong Kong - 1.8%
Link REIT	642,500		7,046,177
India - 3.1%
Infosys, ADR	1,127,927	[b]	12,181,612
Israel - 1.4%
Bank Hapoalim	821,297	[a]	5,566,381
Japan - 1.3%
Japan Tobacco	204,400		5,162,300
Netherlands - 4.6%
RELX	451,296	[a]	9,992,057
Royal Dutch Shell, Cl. A	266,028		8,236,606
			18,228,663
New Zealand - .4%
Spark New Zealand	582,406	[a]	1,632,377
Norway - 1.6%
Orkla	777,393	[a]	6,264,114
South Korea - 1.3%
Macquarie Korea Infrastructure Fund	575,465		5,116,345
Sweden - 2.0%
Hennes & Mauritz, Cl. B	513,196		7,977,667
Switzerland - 11.3%
Cie Financiere Richemont	113,578	[a]	7,835,952
Nestle	79,089	[a]	6,888,686
Novartis	131,643		11,488,985
Roche Holding	33,288		8,842,057
Zurich Insurance Group	31,040	[a]	9,749,946
			44,805,626
United Kingdom - 15.3%
BAE Systems	1,465,783	[a]	9,847,127
British American Tobacco	112,516		3,969,844
British American Tobacco, ADR	98,804		3,485,805
Centrica	4,819,926	[a]	8,627,414
Diageo	253,029		9,648,337

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 93.0% (continued)
United Kingdom - 15.3% (continued)
Informa		1,293,653	[a]	11,483,395
Unilever		195,349		10,234,272
Vodafone Group		1,770,348		3,224,701
				60,520,895
United States - 42.4%
Brixmor Property Group		69,800	[c]	1,195,674
Cisco Systems		475,631		22,492,590
CMS Energy		144,256		7,521,508
Coty, Cl. A		940,548	[a,b]	7,298,653
Emerson Electric		56,922		3,726,683
Eversource Energy		110,337		7,658,491
Gilead Sciences		135,429		9,481,384
Harley-Davidson		193,783	[b]	7,142,841
Maxim Integrated Products		245,327		13,313,896
McDonald's		22,399		4,004,493
Merck & Co.		122,663		9,129,807
Omnicom Group		129,073		10,052,205
Paychex		97,480	[b]	6,901,584
PepsiCo		113,837		12,826,015
Philip Morris International		80,934		6,209,257
Principal Financial Group		111,406		5,578,098
Procter & Gamble		81,851		7,896,166
Qualcomm		235,481		11,661,019
Verizon Communications		84,354		4,644,531
Western Union		475,880		8,684,810
				167,419,705
Total Common Stocks (cost $332,339,500)				367,512,788
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 2.6%
South Korea - 2.6%
Samsung Electronics
(cost $9,884,129)	3.87	303,143		10,251,735
	1-Day
	Yield (%)
Investment Companies - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $11,427,244)	2.37	11,427,244	[d]	11,427,244

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $177,000)	2.37	177,000 [d]	177,000
Total Investments (cost $353,827,873)		98.5%	389,368,767
Cash and Receivables (Net)		1.5%	5,976,612
Net Assets		100.0%	395,345,379

ADR—American Depository Receipt
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $18,636,844 and the value of the collateral held by the fund was $18,513,689, consisting of cash collateral of $177,000 and U.S. Government & Agency securities valued at $18,336,689.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	183,087,122	184,425,666	†	- 367,512,788
Equity Securities - Preferred Stocks	-	10,251,735	†	- 10,251,735
Investment Companies	11,604,244	-		- 11,604,244

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2019, accumulated net unrealized appreciation on investments was $35,540,894, consisting of $65,385,773 gross unrealized appreciation and $29,844,879 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2%
Argentina - 1.7%
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/2028	2,775,000		2,508,646
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/2033	172,258,546	[b]	5,089,451
Argentine Government,
Unscd. Bonds, Ser. POM, ARLLMONP
FLAT	ARS	65.51	6/21/2020	79,665,000	[c,d]	2,354,254
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/2024	1,625,000	[d,e]	1,483,641
City of Buenos Aires,
Unscd. Bonds, BADLAR +3.83%	ARS	50.20	5/31/2022	35,000,000	[c]	901,003
City of Buenos Aires,
Unscd. Bonds, Ser. 22, BADLAR
+3.25%	ARS	52.79	3/29/2024	68,200,000	[c]	1,748,745
						14,085,740
Australia - 7.0%
Australian Government,
Sr. Unscd. Bonds, Ser. 146	AUD	1.75	11/21/2020	78,650,000		57,078,412
Driver Australia Four Trust,
Ser. 4, Cl. A, 1 Month Bank Bill Swap
Rate +.95% @ Floor	AUD	2.97	8/21/2025	231,073	[c]	167,701
Driver Australia Three Trust,
Ser. 3, Cl. A, 1 Month Bank Bill Swap
Rate +1.70% @ Floor	AUD	3.72	5/21/2024	513,138	[c]	374,901
						57,621,014
Austria - .2%
Suzano Austria,
Gtd. Notes		7.00	3/16/2047	1,400,000	[e]	1,521,800
Canada - 3.2%
Canadian Government,
Bonds, Ser. CPI	CAD	0.50	12/1/2050	4,031,721	[b]	2,900,433
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/2023	2,059,502	[e]	1,554,983
Ford Auto Securitization Trust,
Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/2023	1,185,000	[e]	896,188
Ford Auto Securitization Trust,
Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/2023	2,350,000	[e]	1,787,928
Ford Auto Securitization Trust,
Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/2024	3,100,000	[e]	2,364,135
GMF Canada Leasing Trust,
Ser. 2017-1A, Cl. A3	CAD	2.47	9/20/2022	1,750,000	[e]	1,331,409

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
Canada - 3.2% (continued)
Golden Credit Card Trust,
Ser. 2018-4A, Cl. A		3.44	10/15/2025	2,550,000	[e]	2,587,968
Master Credit Card Trust II,
Ser. 2018-1, Cl. A, 1 Month LIBOR
+.49%		2.97	7/21/2024	3,300,000	[c,e]	3,295,772
Province of Ontario Canada,
Sr. Unscd. Notes	CAD	2.65	2/5/2025	2,600,000		2,004,728
Silver Arrow Canada,
Ser. 2018-1A, Cl. A3	CAD	3.17	8/15/2025	4,300,000	[e]	3,303,861
Teck Resources,
Gtd. Notes		6.25	7/15/2041	625,000		653,125
Trillium Credit Card Trust II,
Ser. 2018-2A, Cl. A, 1 Month LIBOR
+.35%		2.86	9/26/2023	3,375,000	[c,e]	3,373,556
						26,054,086
Cayman Islands - .8%
Alibaba Group Holding,
Sr. Unscd. Notes		3.40	12/6/2027	1,345,000		1,285,964
CK Hutchison Europe Finance 18,
Gtd. Bonds	EUR	1.25	4/13/2025	660,000		748,972
CK Hutchison Finance 16 II,
Gtd. Bonds	EUR	0.88	10/3/2024	1,405,000		1,582,653
Sands China,
Sr. Unscd. Notes		4.60	8/8/2023	2,600,000		2,616,899
						6,234,488
Chile - .6%
Chilean Government,
Bonds	CLP	4.50	3/1/2021	2,695,000,000		4,189,684
Corp Nacional del Cobre de Chile,
Sr. Unscd. Notes		4.38	2/5/2049	1,000,000	[e]	961,950
						5,151,634
Colombia - .8%
Colombian Government,
Sr. Unscd. Bonds		4.00	2/26/2024	2,075,000		2,104,590
Colombian Government,
Sr. Unscd. Notes		4.50	3/15/2029	2,150,000		2,203,772
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/2045	2,060,000		2,038,885
						6,347,247
Cyprus - .6%
Cyprus Government,
Sr. Unscd. Notes	EUR	4.25	11/4/2025	3,750,000		5,083,136
France - 2.7%
Credit Agricole,
Sub. Bonds	EUR	2.63	3/17/2027	2,050,000		2,455,968

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
France - 2.7% (continued)
French Government,
Unscd. Bonds	EUR	2.00	5/25/2048	15,675,000	[e]	19,990,823
						22,446,791
Germany - 3.7%
Allianz,
Sub. Notes	EUR	5.63	10/17/2042	3,700,000		4,907,359
German Government,
Bonds	EUR	0.10	4/15/2026	18,323,900	[b]	22,902,053
German Government,
Bonds	EUR	2.50	8/15/2046	1,250,000		2,069,729
						29,879,141
Ghana - .3%
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/2026	1,125,000		1,145,256
Ghanaian Government,
Sr. Unscd. Notes		7.63	5/16/2029	1,525,000	[e]	1,456,213
						2,601,469
Greece - .8%
Hellenic Government,
Bonds	EUR	3.90	1/30/2033	4,425,000		4,790,760
Hellenic Republic,
Sr. Unscd. Bonds	EUR	3.45	4/2/2024	1,200,000	[e]	1,385,733
						6,176,493
Hungary - .6%
Hungarian Government,
Sr. Unscd. Bonds	EUR	1.25	10/22/2025	1,750,000		2,024,521
Hungarian Government,
Sr. Unscd. Bonds	EUR	1.75	10/10/2027	2,200,000		2,601,457
						4,625,978
Indonesia - .8%
Indonesia Asahan Aluminium Persero,
Sr. Unscd. Notes		5.23	11/15/2021	1,100,000	[e]	1,137,540
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/2028	1,900,000		2,458,296
Indonesian Government,
Sr. Unscd. Notes		4.35	1/11/2048	2,900,000	[d]	2,774,070
						6,369,906
Ireland - 1.5%
AerCap Ireland Capital,
Gtd. Notes		4.50	5/15/2021	1,775,000		1,797,020
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/2021	725,000		743,408
Irish Government,
Bonds	EUR	2.00	2/18/2045	1,610,000		2,003,303

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
Ireland - 1.5% (continued)
Irish Government,
Bonds	EUR	2.40	5/15/2030	5,670,000		7,493,049
						12,036,780
Israel - .2%
Israeli Government,
Bonds, Ser. 327	ILS	2.00	3/31/2027	6,900,000	[d]	1,921,161
Italy - .9%
Italian Government,
Unscd. Bonds	EUR	2.70	3/1/2047	7,350,000	[e]	7,537,423
Ivory Coast - .3%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/2025	750,000	[e]	850,724
Ivory Coast Government,
Sr. Unscd. Notes	EUR	5.25	3/22/2030	1,800,000	[e]	1,916,843
						2,767,567
Japan - 23.1%
Development Bank of Japan,
Govt. Gtd. Notes		3.13	9/6/2023	3,180,000	[e]	3,216,646
Japan Bank for International
Cooperation,
Govt. Gtd. Notes		3.38	10/31/2023	6,100,000		6,242,497
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/2036	2,818,650,000		26,155,830
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/2026	9,630,063,960	[b]	91,371,780
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/2024	1,142,000,000		10,893,595
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/2044	1,691,800,000		19,685,423
Japanese Government,
Sr. Unscd. Bonds, Ser. 59	JPY	0.70	6/20/2048	1,290,000,000		12,044,804
Japanese Government,
Sr. Unscd. Bonds, Ser. 61	JPY	0.70	12/20/2048	1,400,000,000		13,042,293
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A2A		2.30	5/11/2020	101,250	[e]	101,409
OSCAR US Funding Trust VI,
Ser. 2017-1A, Cl. A4		3.30	5/10/2024	1,080,000	[e]	1,084,983
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3		2.45	12/10/2021	850,000	[e]	843,121
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4		2.76	12/10/2024	1,800,000	[e]	1,783,730
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4		3.50	5/12/2025	2,450,000	[e]	2,479,003
						188,945,114
Kazakhstan - .6%
Kazakhstani Government,
Sr. Unscd. Notes	EUR	1.55	11/9/2023	2,400,000	[e]	2,801,209

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
Kazakhstan - .6% (continued)
KazMunayGas National,
Sr. Unscd. Notes		6.38	10/24/2048	2,225,000		2,383,197
						5,184,406
Kenya - .3%
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/2028	1,850,000	[e]	1,810,009
Kenyan Government,
Sr. Unscd. Notes		8.25	2/28/2048	950,000	[e]	915,259
						2,725,268
Luxembourg - .5%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/2026	575,000	[e]	546,250
E-Carat,
Ser. 2016-1, Cl. A, 1 Month EURIBOR
+.45% @ Floor	EUR	0.08	10/18/2024	837,953	[c]	960,095
Gazprom OAO Via Gaz Capital,
Sr. Unscd. Bonds	EUR	2.50	3/21/2026	2,300,000		2,542,190
						4,048,535
Mexico - 1.1%
Mexican Bonos,
Bonds	MXN	7.50	6/3/2027	42,000,000		2,074,648
Mexican Government,
Sr. Unscd. Notes		4.50	4/22/2029	2,040,000		2,048,180
Nemak,
Sr. Unscd. Bonds	EUR	3.25	3/15/2024	1,150,000		1,316,948
Petroleos Mexicanos,
Gtd. Notes		4.63	9/21/2023	2,000,000		1,896,760
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/2021	1,950,000		1,961,213
						9,297,749
Morocco - .3%
OCP,
Sr. Unscd. Notes		6.88	4/25/2044	2,500,000		2,657,065
Netherlands - 2.6%
ABN AMRO Bank,
Sub. Notes	EUR	2.88	1/18/2028	1,100,000		1,325,975
Cooperatieve Rabobank,
Sub. Bonds	EUR	2.50	5/26/2026	1,816,000		2,154,423
Equate Petrochemical,
Gtd. Notes		3.00	3/3/2022	1,500,000	[d]	1,467,840
ING Groep,
Sub. Notes	EUR	3.00	4/11/2028	700,000		839,356
Petrobras Global Finance,
Gtd. Notes		5.30	1/27/2025	1,900,000	[d]	1,911,400
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/2044	880,000		929,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
Netherlands - 2.6% (continued)
SABIC Capital II,
Gtd. Bonds		4.00	10/10/2023	3,075,000	[e]	3,115,590
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/2023	1,125,000	[e]	1,119,375
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/2020	3,700,000		4,343,822
Vonovia Finance,
Gtd. Notes	EUR	3.63	10/8/2021	1,575,000		1,954,852
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/2024	1,850,000		2,154,310
						21,316,223
New Zealand - 3.1%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/2025	32,654,000	[b]	25,773,078
Nigeria - .3%
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/2027	1,050,000	[e]	1,005,947
Nigerian Government,
Sr. Unscd. Notes		7.14	2/23/2030	1,325,000	[e]	1,275,763
						2,281,710
Norway - .3%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/2021	17,145,000	[e]	2,151,350
Panama - .3%
Panamanian Government,
Sr. Unscd. Bonds		4.00	9/22/2024	2,125,000		2,190,896
Peru - .1%
Peruvian Government,
Sr. Unscd. Bonds	PEN	5.94	2/12/2029	2,625,000		807,735
Philippines - .2%
Philippine Government,
Sr. Unscd. Bonds		3.75	1/14/2029	1,500,000		1,518,711
Portugal - 2.0%
Portugal Obrigacoes do Tesouro,
Sr. Unscd. Bonds	EUR	1.95	6/15/2029	13,680,000	[e]	16,155,916
Romania - .6%
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/2030	4,350,000	[e]	4,653,084
Russia - .5%
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/2028	285,000,000		4,103,616
Saudi Arabia - .3%
Saudi Government,
Sr. Unscd. Notes		4.38	4/16/2029	2,000,000	[e]	2,040,494

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
Senegal - .6%
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/2028	2,225,000	[e]	2,445,248
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/2028	2,450,000		2,692,520
						5,137,768
South Africa - .5%
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/2026	52,000,000		4,339,165
Spain - 3.0%
Banco Santander,
Gtd. Notes	EUR	2.50	3/18/2025	2,800,000		3,282,755
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/2024	2,300,000		2,646,464
Driver Espana Three FT,
Ser. 3, Cl. A, 1 Month EURIBOR
+1.05% @ Floor	EUR	0.68	12/21/2026	607,880	[c]	697,865
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/2046	12,365,000	[e]	15,853,091
Telefonica Emisiones,
Gtd. Notes	EUR	1.53	1/17/2025	1,600,000	[d]	1,871,820
						24,351,995
Supranational - 4.6%
Arab Petroleum Investments,
Sr. Unscd. Notes		4.13	9/18/2023	2,920,000	[e]	2,967,003
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/2024	3,750,000		2,715,900
Banque Ouest Africaine de
Developpement,
Sr. Unscd. Notes		5.00	7/27/2027	380,000		373,445
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/2021	2,975,000	[e]	2,213,335
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/2023	4,600,000		3,393,117
International Bank for Reconstruction
& Development,
Sr. Unscd. Notes	NZD	3.50	1/22/2021	17,675,000		12,532,414
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/2024	278,070,000		3,742,039
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/2020	81,000,000		9,615,508
						37,552,761
Thailand - .5%
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/2026	135,170,000		4,262,031
Turkey - .4%
Turkish Government,
Sr. Unscd. Bonds	EUR	4.63	3/31/2025	775,000		893,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
Turkey - .4% (continued)
Turkish Government,
Sr. Unscd. Notes	7.50		11/7/2019	2,320,000		2,370,736
						3,263,833
Ukraine - .1%
Ukrainian Government,
Sr. Unscd. Bonds, Ser. GDP	0.00		5/31/2040	1,950,000	[f]	1,196,881
United Arab Emirates - .5%
Abu Dhabi Crude Oil Pipeline,
Sr. Scd. Bonds	4.60		11/2/2047	1,225,000	[e]	1,242,628
DP World,
Sr. Unscd. Notes	6.85		7/2/2037	2,250,000	[d]	2,635,042
						3,877,670
United Kingdom - 5.5%
Barclays,
Jr. Sub. Bonds	7.88		12/29/2049	850,000		887,166
Barclays,
Sr. Unscd. Notes	4.97		5/16/2029	2,925,000		2,942,987
BAT International Finance,
Gtd. Notes	EUR	2.25	1/16/2030	1,450,000		1,562,558
Lloyds Banking Group,
Sr. Unscd. Notes	3.75		1/11/2027	2,225,000		2,135,951
United Kingdom Gilt,
Bonds	GBP	1.50	7/22/2047	4,565,000		5,689,279
United Kingdom Gilt,
Bonds	GBP	3.50	1/22/2045	17,575,000		31,585,794
						44,803,735
United States - 17.6%
Abbott Laboratories,
Sr. Unscd. Notes	3.75		11/30/2026	523,000		533,442
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/2024	2,650,000		3,105,668
American Homes 4 Rent Trust,
Ser. 2014-SFR3, Cl. A	3.68		12/17/2036	1,251,571	[e]	1,259,768
Americredit Automobile Receivables
Trust,
Ser. 2016-4	2.74		12/8/2022	1,150,000		1,137,775
Americredit Automobile Receivables
Trust,
Ser. 2018-1	3.50		1/18/2024	2,600,000		2,613,654
Andeavor Logistics,
Gtd. Notes	3.50		12/1/2022	575,000		569,732
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65		2/1/2021	850,000		846,917
Anheuser-Busch InBev Worldwide,
Gtd. Notes	3.65		2/1/2026	750,000	[e]	738,123
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00		4/13/2028	1,825,000		1,816,874

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
United States - 17.6% (continued)
Bank of America,
Sr. Unscd. Notes	3.97		3/5/2029	1,100,000		1,107,516
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PW10, Cl. AJ	5.59		12/11/2040	673,749		695,146
CAMB Commercial Mortgage Trust,
Ser. 2019-LIFE, Cl. A	3.57		12/15/2037	1,700,000	[e]	1,700,000
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. D	3.37		7/15/2024	365,000		361,152
CCO Holdings,
Sr. Unscd. Notes	5.88		4/1/2024	600,000	[e]	616,644
Cheniere Energy Partners,
Sr. Scd. Notes	5.25		10/1/2025	1,175,000		1,185,270
CLUB Credit Trust,
Ser. 2017-P1, Cl. A	2.42		9/15/2023	302,636	[e]	302,057
CNH Equipment Trust,
Ser. 2018-A	3.30		4/15/2025	1,300,000		1,315,139
Colony Starwood Homes Trust,
Ser. 2016-2A, Cl. A, 1 Month LIBOR
+1.25%	3.76		12/17/2033	2,496,345	[c,e]	2,498,220
Comcast,
Gtd. Notes	3.70		4/15/2024	2,150,000		2,199,406
Concho Resources,
Gtd. Notes	3.75		10/1/2027	1,075,000		1,045,090
Cox Communications,
Sr. Unscd. Notes	3.35		9/15/2026	1,150,000	[e]	1,085,619
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B	2.47		10/24/2022	700,000	[e]	695,086
Dell Equipment Finance Trust,
Ser. 2018-2, Cl. B	3.55		10/22/2023	1,100,000	[e]	1,111,397
Dell Equipment Finance Trust,
Ser. 2018-2, Cl. C	3.72		10/22/2023	1,300,000	[e]	1,318,777
Dell International,
Sr. Scd. Notes	6.02		6/15/2026	1,350,000	[e]	1,412,882
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/2024	1,775,000		2,125,367
Dollar Tree,
Sr. Unscd. Notes	4.20		5/15/2028	645,000		612,498
Drive Auto Receivables Trust,
Ser. 2018-1, Cl. C	3.22		3/15/2023	3,860,000		3,861,068
DT Auto Owner Trust,
Ser. 2018-1A, Cl. B	3.04		1/18/2022	2,600,000	[e]	2,595,825
DT Auto Owner Trust,
Ser. 2018-2A, Cl. C	3.67		3/15/2024	2,625,000	[e]	2,632,085
Energy Transfer Operating,
Gtd. Notes	4.20		4/15/2027	600,000		578,169
Energy Transfer Operating,
Gtd. Notes	4.50		4/15/2024	550,000		563,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
United States - 17.6% (continued)
Energy Transfer Operating,
Gtd. Notes	5.25	4/15/2029	685,000		710,569
Energy Transfer Operating,
Jr. Sub. Notes, Ser. A	6.25	12/15/2023	525,000		473,274
EQT,
Sr. Unscd. Notes	3.90	10/1/2027	1,375,000		1,247,564
Exeter Automobile Receivables Trust,
Ser. 2018-3A, Cl. B	3.46	10/17/2022	3,000,000	[e]	3,010,172
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates, Ser. K087, Cl. A2	3.77	12/25/2028	1,815,000	[g]	1,893,502
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates, Ser. K159, Cl. A2	3.95	11/25/2030	1,400,000	[g]	1,461,682
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates, Ser. KC02, Cl. A2	3.37	7/25/2025	1,850,000	[g]	1,872,592
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates, Ser. KL3W, Cl. AFLW	2.95	8/25/2025	1,230,000	[g]	1,234,070
Federal National Mortgage Association
Grantor Trust,
Ser. 2017-T1, Cl. A	2.90	6/1/2027	1,997,498		1,945,412
First Data,
Scd. Notes	5.75	1/15/2024	595,000	[e]	613,594
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.38	12/15/2034	3,260,000	[e]	3,209,008
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/2049	7,290,000		6,425,953
GM Financial Automobile Leasing Trust,
Ser. 2018-2, Cl. C	3.50	4/20/2022	1,735,000		1,743,171
GM Financial Automobile Leasing Trust,
Ser. 2018-3, Cl. B	3.48	7/20/2022	1,595,000		1,602,760
GM Financial Automobile Leasing Trust,
Ser. 2018-3, Cl. C	3.70	7/20/2022	2,350,000		2,364,263
Goldman Sachs Group,
Sr. Unscd. Notes	3.50	11/16/2026	1,765,000		1,708,556
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/2029	1,300,000		1,267,077
HCA,
Gtd. Notes	5.88	2/1/2029	435,000	[d]	456,206
Hertz Fleet Lease Funding,
Ser. 2018-1, Cl. A2	3.23	5/10/2032	3,000,000	[e]	3,002,789
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. A	3.21	1/15/2033	1,075,000	[e]	1,064,863
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B	3.56	1/15/2033	725,000	[e]	717,060

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
United States - 17.6% (continued)
Invitation Homes Trust,
Ser. 2018-SFR3, Cl. A, 1 Month LIBOR
+1%	3.51		7/17/2037	2,210,926	[c,e]	2,207,214
Invitation Homes Trust,
Ser. 2018-SFR4, Cl. A, 1 Month LIBOR
+1.1%	3.61		1/17/2038	1,797,319	[c,e]	1,808,421
Jackson National Life Global Funding,
Scd. Notes	3.30		2/1/2022	1,500,000	[e]	1,507,105
Keurig Dr Pepper,
Gtd. Notes	4.06		5/25/2023	850,000	[e]	859,507
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS, 3 Month LIBOR
+.90%	3.21		11/25/2036	856,203	[c]	857,264
Kinder Morgan,
Gtd. Notes	4.30		6/1/2025	575,000		589,658
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/2028	2,175,000		2,484,989
Kubota Credit Owner Trust,
Ser. 2018-1A, Cl. A4	3.21		1/15/2025	5,700,000	[e]	5,733,596
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2, 1 Month LIBOR
+.83%	3.33		2/25/2034	441,717	[c]	442,171
Mercedes-Benz Auto Lease Trust,
Ser. 2019-A, Cl. A1	3.25		10/15/2024	1,200,000		1,204,308
MGM Growth Properties Operating
Partnership,
Gtd. Notes	5.75		2/1/2027	1,135,000	[e]	1,147,769
NYT Mortgage Trust,
Ser. 2019-NYT, Cl. A	3.70		11/15/2035	1,950,000	[e]	1,959,999
OSCAR US Funding Trust V,
Ser. 2016-2A, Cl. A3	2.73		12/15/2020	2,253,794	[e]	2,250,145
Prime Security Services Borrower,
Scd. Notes	9.25		5/15/2023	373,000	[e]	395,380
Prosper Marketplace Issuance Trust,
Ser. 2017-3A, Cl. A	2.36		11/15/2023	633,959	[e]	632,933
Reynolds Group Issuer,
Gtd. Notes	7.00		7/15/2024	560,000	[e]	573,650
Santander Drive Auto Receivable Trust,
Ser. 2018-2, Cl. C	3.35		7/17/2023	1,650,000		1,654,139
SASOL Financing USA,
Gtd. Notes	5.88		3/27/2024	1,925,000		1,987,998
Seasoned Credit Risk Transfer Trust,
Ser. 2017-4, Cl. M45T	4.50		6/1/2057	1,562,203		1,612,974
Seasoned Credit Risk Transfer Trust,
Ser. 2018-4, Cl. M5	4.00		3/1/2058	2,545,180		2,597,662
Seasoned Loans Structured
Transaction,
Ser. 2018-2, Cl. A1	3.50		11/1/2028	2,560,832		2,576,034

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.2% (continued)
United States - 17.6% (continued)
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A	2.90		11/15/2029	3,492,739	[e]	3,477,796
Sprint Communications,
Sr. Unscd. Notes	7.00		8/15/2020	530,000		551,200
Sprint Spectrum,
Sr. Scd. Notes	4.74		3/20/2025	2,575,000	[e]	2,575,000
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR
+.95%	3.46		1/17/2035	4,876,325	[c,e]	4,860,809
Sunoco Logistics Partners Operations,
Gtd. Notes	4.00		10/1/2027	1,550,000		1,472,458
Targa Resources Partners,
Gtd. Bonds	5.13		2/1/2025	595,000		587,563
Tenet Healthcare,
Scd. Notes	6.25		2/1/2027	423,000	[e]	429,874
Tesla Auto Lease Trust,
Ser. 2018-B	3.71		8/20/2021	1,795,512	[e]	1,808,022
T-Mobile USA,
Gtd. Notes	6.00		3/1/2023	825,000		847,688
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93		1/17/2036	2,244,356	[e]	2,175,470
U.S. Treasury Notes	3.13		11/15/2028	50,000		52,116
UBS Commercial Mortgage Trust,
Ser. 2017-C1, Cl. A4	3.54		11/15/2050	1,975,000		1,970,234
United Technologies,
Sr. Unscd. Bonds	EUR	2.15	5/18/2030	1,000,000		1,159,808
Vistra Operations,
Sr. Unscd. Notes	5.63		2/15/2027	1,600,000	[e]	1,616,000
Westlake Automobile Receivables
Trust,
Ser. 2018-1A, Cl. C	2.92		5/15/2023	1,375,000	[e]	1,365,309
Federal National Mortgage Association
4.00%, 9/1/42				1,960,781	[g]	2,020,761
						144,316,863
Total Bonds and Notes
(cost $799,420,884)						787,415,506
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount ($)		Value ($)
Options Purchased - .2%
Call Options - .1%
Australian Dollar
Contracts 28,000,000 UBS Securities	0.72		2/1/2019	28,000,000		154,800
British Pound
Contracts 15,000,000 Barclays
Capital	1.30		2/15/2019	15,000,000		293,745

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount ($)[a]		Value ($)
Options Purchased - .2% (continued)
Call Options - .1% (continued)
British Pound
Contracts 15,100,000 Barclays
Capital	1.32		2/7/2019	15,100,000		36,223
New Zealand Dollar Cross Currency
Contracts 6,600,000 J.P. Morgan
Securities	AUD	1.08	5/24/2019	6,600,000		18,422
						503,190
Put Options - .1%
British Pound Cross Currency
Contracts 4,200,000 Goldman Sachs EUR 0.87			5/23/2019	4,200,000		71,924
Chilean Peso
Contracts 4,150,000 J.P. Morgan
Securities	650.00		4/15/2019	4,150,000		58,869
Colombia Peso
Contracts 4,130,000 J.P. Morgan
Securities	3,050		4/12/2019	4,130,000		46,973
Indian Rupee
Contracts 9,600,000 HSBC	71.85		2/22/2019	9,600,000		128,796
Indonesian Rupiah
Contracts 9,650,000 J.P. Morgan
Securities	14,750		2/21/2019	9,650,000		545,688
Russian Ruble
Contracts 4,130,000 J.P. Morgan
Securities	66.00		4/12/2019	4,130,000		77,048
South African Rand
Contracts 4,130,000 J.P. Morgan
Securities	13.40		4/15/2019	4,130,000		110,891
						1,040,189
Total Options Purchased
(cost $1,935,913)						1,543,379
	Annualized		Maturity	Principal
Description	Yield (%)		Date	Amount ($)		Value ($)
Short-Term Investments - .6%
U. S. Government Securities
U.S. Treasury Bills
(cost $4,794,135)	2.47		6/13/2019	4,837,000	[h,i]	4,794,856
	1-Day
Description	Yield (%)			Shares		Value ($)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $15,118,743)	2.37			15,118,743	[j]	15,118,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $13,314,548)	2.37	13,314,548 [j]	13,314,548
Total Investments (cost $834,584,223)		100.4%	822,187,032
Liabilities, Less Cash and Receivables		(0.4%)	(3,330,459)
Net Assets		100.0%	818,856,573

ARLLMONP—Argentina Blended Historical Policy Rate
BADLAR—Buenos Aires Interbank Offer Rate
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
ARS—Argentine Peso
AUD—Australian Dollar
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro
GBP—British Pound
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
RUB—Russian Ruble
THB—Thai Baht
ZAR—South African Rand

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $12,684,504 and the value of the collateral held by the fund was $13,314,548.
[e]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $197,526,901 or 24.12% of net assets.

[f]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[g]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[h]	Held by a counterparty for open exchange traded derivative contracts.
[i]	Security is a discount security. Income is recognized through the accretion of discount.
[j]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	92,891,363	-	92,891,363
Commercial Mortgage-
Backed	-	26,510,238	-	26,510,238
Corporate Bonds	-	126,148,540	-	126,148,540
Foreign Government	-	539,792,488	-	539,792,488
Investment Companies	28,433,291	-	-	28,433,291
U.S. Government
Agencies/Mortgage-
Backed	-	2,020,761	-	2,020,761
U.S. Treasury	-	4,846,972		4,846,972
Other Financial Instruments:
Futures†	2,831,187	-	-	2,831,187
Forward Foreign Currency
Exchange Contracts †	-	4,006,581	-	4,006,581
Options Purchased	-	1,543,379	-	1,543,379
Swaps†	-	5,654,177	-	5,654,177
Liabilities ($)
Other Financial Instruments:
Futures†	(859,114)	-	-	(859,114)
Forward Foreign Currency
Exchange Contracts†	-	(3,551,205)	-	(3,551,205)
Options Written	-	(146,721)	-	(146,721)
Swaps†	-	(3,099,857)	-	(3,099,857)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus International Bond Fund
January 31, 2019 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	707	3/19	57,832,263	[a]	57,772,290	(59,973)
Canadian 10 Year Bond	223	3/19	23,314,077	[a]	23,359,884	45,807
Euro 30 Year Bond	35	3/19	7,208,102	[a]	7,445,737	237,635
Euro BTP Italian
Government Bond	329	3/19	46,917,547	[a]	48,792,615	1,875,068
Long Term French
Government Future	190	3/19	32,843,290	[a]	33,256,124	412,834
U.S. Treasury Long Bond	108	3/19	15,726,444		15,842,250	115,806
Ultra 10 Year U. S.
Treasury Notes	58	3/19	7,513,900		7,579,875	65,975
Futures Short
Australian 10 Year Bond	209	3/19	20,362,584	[a]	20,284,522	78,062
Euro-Bobl	76	3/19	11,505,787	[a]	11,563,528	(57,741)
Euro-Bond	172	3/19	32,208,338	[a]	32,615,652	(407,314)
Japanese 10 Year Bond	5	3/19	7,008,382	[a]	7,008,951	(569)
Long Gilt	76	3/19	12,261,843	[a]	12,313,668	(51,825)
U.S. Treasury 10 Year
Notes	74	3/19	8,990,045		9,062,688	(72,643)
U.S. Treasury 5 Year
Notes	384	3/19	43,896,953		44,106,002	(209,049)
Gross Unrealized Appreciation						2,831,187
Gross Unrealized Depreciation						(859,114)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus International Bond Fund
January 31, 2019 (Unaudited)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Call Options:
British Pound Cross Currency
Contracts 4,200,000, Goldman
Sachs	0.94	5/23/19	4,200,000	EUR	(21,092)
Chilean Peso
Contracts 4,150,000, J.P.
Morgan Securities	701	4/15/19	4,150,000		(13,276)
Colombia Peso
Contracts 4,130,000, J.P.
Morgan Securities	3,350	4/12/19	4,130,000		(15,570)
Russian Ruble
Contracts 4,130,000, J.P.
Morgan Securities	71	4/12/19	4,130,000		(19,144)
South African Rand
Contracts 4,130,000, J.P.
Morgan Securities	14.75	4/15/19	4,130,000		(19,225)
Put Options:
New Zealand Dollar Cross
Currency
Contracts 6,600,000, J.P.
Morgan Securities	1.05	5/24/19	6,600,000	AUD	(58,414)
Total Options Written
(premiums received $292,466)					(146,721)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus International Bond Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Capital
Indonesian		United States
Rupiah	206,695,700,000	Dollar	14,059,019	2/25/19	688,970
		United States
Russian Ruble	454,210,000	Dollar	6,758,826	2/25/19	165,650
United States		New Zealand
Dollar	41,744,907	Dollar	61,115,000	2/28/19	(525,283)
		United States
Brazilian Real	21,040,000	Dollar	5,381,969	2/4/19	385,349
United States
Dollar	5,761,384	Brazilian Real	21,040,000	2/4/19	(5,934)
		United States
Malaysian Ringgit	1,825,000	Dollar	434,886	2/25/19	10,448
		United States
Norwegian Krone	77,225,000	Dollar	9,067,522	2/28/19	100,979
Citigroup
		United States
Swedish Krona	162,865,000	Dollar	18,009,746	2/28/19	29,361
Peruvian Nuevo		United States
Sol	5,820,000	Dollar	1,733,949	2/14/19	14,236
		United States
Euro	580,000	Dollar	667,408	2/28/19	(1,974)
United States
Dollar	679,267	Euro	591,645	2/1/19	2,014
		United States
Colombian Peso	8,485,830,000	Dollar	2,588,801	2/25/19	141,302
United States		South Korean
Dollar	908,720	Won	1,021,310,000	2/25/19	(9,813)
United States		South African
Dollar	4,170,674	Rand	57,450,000	2/25/19	(148,302)
		United States
Czech Koruna	260,750,000	Dollar	11,517,990	2/25/19	76,449
United States
Dollar	3,584,470	Czech Koruna	81,250,000	2/25/19	(28,370)
		United States
Israeli Shekel	5,570,000	Dollar	1,506,225	2/25/19	28,323
		United States
Singapore Dollar	17,395,000	Dollar	12,753,120	2/25/19	175,503
United States
Dollar	730,962	Singapore Dollar	990,000	2/25/19	(4,844)
		United States
Chilean Peso	1,252,060,000	Dollar	1,819,855	2/25/19	89,530
		United States
Argentine Peso	90,000,000	Dollar	2,228,300	4/10/19	15,529

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup (continued)
United States
Dollar	4,177,443	Argentine Peso	166,680,000	4/10/19	21,871
		United States
Brazilian Real	4,370,000	Dollar	1,196,638	2/4/19	1,232
United States
Dollar	1,115,650	Brazilian Real	4,370,000	2/4/19	(82,220)
United States
Dollar	688,651	Indian Rupee	49,700,000	2/25/19	(8,159)
United States
Dollar	4,355,996	Mexican Peso	90,315,000	2/25/19	(349,122)
		United States
Argentine Peso	166,680,000	Dollar	4,456,684	2/8/19	(26,567)
United States		Peruvian Nuevo
Dollar	816,406	Sol	2,725,000	4/29/19	(102)
Goldman Sachs
		United States
Canadian Dollar	2,634,854	Dollar	2,006,098	2/7/19	(501)
United States
Dollar	9,382,414	Japanese Yen	1,028,900,000	2/28/19	(84,045)
United States
Dollar	3,030,425	Euro	2,647,816	2/4/19	(1,278)
		United States
Euro	2,650,000	Dollar	3,039,017	2/28/19	1,328
		United States
Canadian Dollar	29,820,000	Dollar	22,507,528	2/28/19	201,917
United States
Dollar	2,003,340	Canadian Dollar	2,630,000	2/28/19	461
HSBC
		United States
Euro	1,191,768	Dollar	1,361,715	2/5/19	2,953
		United States
British Pound	32,895,000	Dollar	43,359,591	2/28/19	(152,666)
		United States
Japanese Yen	10,794,365,000	Dollar	98,704,061	2/28/19	610,175
United States
Dollar	2,051,489	Mexican Peso	39,550,000	2/25/19	(8,937)
United States
Dollar	645,219	Swiss Franc	640,000	2/28/19	(59)
United States
Dollar	1,042,262	Singapore Dollar	1,430,000	2/25/19	(20,568)
United States
Dollar	1,362,326	Euro	1,190,000	2/28/19	(2,961)
		United States
Romanian Leu	11,900,000	Dollar	2,905,645	2/25/19	(31,880)
United States
Dollar	2,903,997	Romanian Leu	11,900,000	2/25/19	30,232
J.P. Morgan Securities
		United States
Brazilian Real	16,670,000	Dollar	4,411,862	4/2/19	139,226

STATEMENT OF FOWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
J.P. Morgan Securities (continued)
United States
Dollar	9,734,383	Philippine Peso	514,540,000	2/26/19	(119,833)
United States
Dollar	764,733	Danish Krone	5,000,000	2/28/19	(3,799)
South Korean		United States
Won	14,920,685,000	Dollar	13,267,548	2/25/19	151,627
United States		South Korean
Dollar	1,463,214	Won	1,652,920,000	2/25/19	(23,368)
		United States
Argentine Peso	143,320,000	Dollar	3,673,930	2/8/19	135,312
United States
Dollar	7,672,682	Argentine Peso	310,000,000	2/8/19	(566,677)
United States
Dollar	4,295,500	Russian Ruble	285,000,000	2/25/19	(49,353)
United States
Dollar	37,596,661	Australian Dollar	52,395,000	2/28/19	(505,507)
		United States
Brazilian Real	16,670,000	Dollar	4,564,747	2/4/19	4,701
United States
Dollar	4,428,799	Brazilian Real	16,670,000	2/4/19	(140,649)
		United States
Hong Kong Dollar	16,900,000	Dollar	2,168,098	4/10/19	(8,643)
		United States
Czech Koruna	417,875,000	Dollar	18,469,613	2/25/19	111,503
United States
Dollar	9,025,748	Czech Koruna	201,100,000	2/25/19	83,690
		United States
Indian Rupee	250,000,000	Dollar	3,501,645	2/25/19	3,437
		United States
Euro	131,375,000	Dollar	150,600,750	2/28/19	125,787
United States		Indonesian
Dollar	2,091,810	Rupiah	30,234,510,000	2/25/19	(65,459)
		United States
Chilean Peso	1,985,250,000	Dollar	2,905,550	2/25/19	121,946
United States		Peruvian Nuevo
Dollar	10,344,623	Sol	35,000,000	2/14/19	(168,518)
		United States
Taiwan Dollar	125,000,000	Dollar	4,062,398	2/25/19	12,743
		United States
Polish Zloty	15,035,000	Dollar	3,998,351	2/25/19	43,752
United States
Dollar	671,292	Polish Zloty	2,520,000	2/25/19	(6,200)
United States
Dollar	10,398,787	Hong Kong Dollar	81,000,000	4/10/19	48,738
		United States
Romanian Leu	34,510,000	Dollar	8,371,337	2/25/19	(37,417)
United States
Dollar	8,422,209	Romanian Leu	34,510,000	2/25/19	88,289
		United States
Thai Baht	49,710,000	Dollar	1,513,150	2/25/19	78,880

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
J.P. Morgan Securities (continued)
United States
Dollar	841,808	Thai Baht	27,210,000	2/25/19	(29,629)
		United States
Hungarian Forint 369,700,000		Dollar	1,298,168	2/25/19	43,693
United States
Dollar	11,416,362	Hungarian Forint	3,214,055,000	2/25/19	(249,357)
Merrill Lynch, Pierce, Fenner & Smith
		United States
Euro	520,000	Dollar	595,995	2/28/19	601
United States
Dollar	2,104,554	Euro	1,840,000	2/28/19	(6,478)
United States
Dollar	1,233,232	Japanese Yen	133,760,000	2/28/19	2,565
Morgan Stanley
United States
Dollar	1,670,519	Israeli Shekel	6,210,000	2/25/19	(40,351)
UBS Securities
United States
Dollar	924,024	Hungarian Forint	261,060,000	2/25/19	(23,518)
United States		South Korean
Dollar	2,552,194	Won	2,852,070,000	2/25/19	(12,864)
		United States
Swiss Franc	9,125,000	Dollar	9,183,979	2/28/19	16,279
Gross Unrealized Appreciation					4,006,581
Gross Unrealized Depreciation					(3,551,205)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus International Bond Fund
January 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received	Paid			Unrealized
Reference	Reference	Maturity	Notional	Appreciation
Entity	Entity	Date	Amount ($)	(Depreciation) ($)
NZD Bank Bill 3
Month	NZD 3.21	3/20/28	15,178,752	(1,068,861)
NZD Bank Bill 3
Month	NZD 3.21	3/19/28	11,384,064	(802,168)
LIBOR USD Fix 3
Month	USD 2.482	1/10/21	26,600,000	72,283
Budapest Interbank
Offered Rate 6
Month	HUF 2.465	1/14/29	4,709,765	(97,297)
LIBOR USD Fix 3
Month	USD 2.355	11/29/27	87,800,000	1,950,899
LIBOR USD Fix 3
Month	USD 2.8205	4/19/23	60,000,000	(1,131,521)
LIBOR USD Fix 3
Month	USD 1.7905	10/3/46	18,100,000	3,602,498
	Japanese Yen LIBOR
JPY 0.08375	6 Month	11/4/26	18,361,258	28,156
Gross Unrealized Appreciation				5,653,836
Gross Unrealized Depreciation				(3,099,847)

HUF—Hungarian Forint
JPY—Japanese Yen
NZD—New Zealand Dollar
USD—United States Dollar
See notes to financial statements.

Centrally Cleared Credit Default Swaps

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[1]
Ice Cds Buy Protection
On Mexico 131.75Bps
Paid Fixed Rate of
1.00 3 Month	12/20/23	850,000	12,979	11,974	(10)
Ice Buy Protection On
Mexico 130.75Bps
Paid Fixed Rate of
1.00 3 Month	12/20/23	710,000	10,842	9,696	297
Ice Cds Buy Protection
On Mexico 131.5Bps
Paid Fixed Rate of
1.00 3 Month	12/20/23	440,000	6,719	6,150	44

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)	Value ($)	Receipts ($)	(Depreciation)($)
Gross Unrealized Appreciation					341
Gross Unrealized Depreciation					(10)

[1]

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at

NOTES

any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at January 31, 2019 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to

NOTES

manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At January 31, 2019, accumulated net unrealized depreciation on investments was $12,397,191, consisting of $13,799,926 gross unrealized appreciation and $26,197,117 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)